Other Payables and Accruals (Details) $ in Thousands	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($) item
Other Payables and Accruals
Unearned revenue	$ 69,768	$ 59,612
Accrued off-hire	2,461	5,886
Accrued purchases	10,169	9,867
Accrued interest	26,186	33,600
Other accruals	44,917	34,092
Total	$ 153,501	$ 143,057
Unearned revenue, number of vessels | item	32	29